Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss per Share

Note 9: Net Loss per Share

The following table provides the computation of basic and diluted net loss per share:

	Three Months Ended March 31,
	2023	2022

	(in thousands, except per share data)
Net loss attributable to Class A common stockholders – basic and diluted	$(9,199)	$(10,577)
Weighted average Class A common shares outstanding – basic and diluted	41,579	41,579
Net loss per share attributable to Class A common stockholders – basic and diluted	$(0.22)	$(0.25)

Shares of Class V common stock do not share in the earnings or losses of P3 Health Partners, Inc. and are therefore not participating securities. As such, separate presentation of basic and diluted net income per share for Class V common stock under the two-class method is not required. The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive.

	Three Months Ended March 31,
	2023	2022

	(in thousands)
Stock warrants (1)	11,248	10,819
Stock options (1)	5,487	2,134
Shares of Class V common stock (2)	201,972	202,025
Total	218,707	214,978
(1)	Represents the number of instruments outstanding at the end of the period. Application of the treasury stock method would reduce this amount if they had a dilutive effect and were included in the computation of diluted net loss per share.
(2)	Shares of Class V common stock at the end of the period, including shares tied to unvested Common Units, are considered potentially dilutive shares of Class A common stock under the application of the if-converted method.

Note 16: Loss per Share

The following table provides the computation of basic and diluted net loss per share:

	Year Ended	December 3, 2021
	December 31,	through December 31,
	2022	2021
Net loss attributable to Class A common stockholders-basic and diluted	$(270,127)	$(10,081)

Weighted average Class A common shares outstanding-basic and diluted	41,579	41,579

Loss per share attributable to Class A common stockholders-basic and diluted	$(6.50)	$(0.24)

Shares of Class V common stock do not share in the earnings or losses of P3 Health Partners, Inc. and are therefore not participating securities. As such, separate presentation of basic and diluted net income per share for Class V common stock under the two-class method is not required. The following table presents potentially dilutive securities excluded from the computation of diluted net loss per share for the periods presented because their effect would have been anti-dilutive.

	Year Ended	December 3, 2021
	December 31,	through December 31,
	2022	2021
Stock warrants(1)	11,248	10,819
Stock options(1)	3,402	—
Shares of Class V common stock(2)	201,972	202,025
Total	216,622	212,844
(1)	Represents the number of instruments outstanding at the end of the period. Application of the treasury stock method would reduce this amount if they had a dilutive effect and were included in the computation of diluted net loss per share
(2)	Shares of Class V common stock at the end of the period, including shares tied to unvested Common Units, are considered potentially dilutive shares of Class A common stock under application of the if-converted method.